CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable, allowance	$ 3,300	$ 3,237
Preferred stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Common stock, par value (in usd per share)	$ 0.0001	$ 0.0001
Treasury stock (in shares)	516,123	516,123
Common Class A
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares issued (in shares)	76,078,888	75,612,795
Common stock, shares outstanding (in shares)	76,078,888	75,612,795
Common Class B
Common stock, par value (in usd per share)	$ 0.0001
Common stock, shares issued (in shares)	13,582,642	13,582,642
Common stock, shares outstanding (in shares)	13,582,642	13,582,642